Income taxes (Tables)	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Income Tax Benefit and Effective Tax Rates

The following table summarizes our income tax benefit and effective tax rates for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011:

	13 Weeks Ended		26 Weeks Ended
($ In millions)	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Loss before income taxes	$(56)	$(62)	$(154)	$(195)
Income tax benefit	20	28	58	94
Effective tax rate	(35.7)%	(45.2)%	(37.7)%	(48.2)%

Earnings before Income Taxes

Earnings before income taxes are as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

U.S.	$(3)	$(33)	$287
Foreign	153	165	57

Earnings before income taxes	$150	$132	$344

Income Tax (Benefit) Expense

Income tax (benefit) expense is as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Current:
U.S. Federal	$—	$(95)	$22
Foreign	42	56	26
State	—	(14)	7

Total current income tax (benefit) expense	$42	$(53)	$55

Deferred:
U.S. Federal	$5	$48	$(46)
Foreign	(48)	(38)	44
State	—	8	(13)

Total deferred income tax (benefit) expense	$(43)	$18	$(15)

Total Income tax (benefit) expense	$(1)	$(35)	$40

Effective Tax Rate Reconciliations

The effective tax rate reconciliations are as follows:

	Fiscal years ended
	January 28, 2012	January 29, 2011	January 30, 2010

U.S. Federal statutory tax rate	35.0%	35.0%	35.0%
State taxes, net of U.S. Federal benefit	—%	(6.9)%	(0.5)%
Foreign operations(1)	(38.5)%	(28.8)%	(25.7)%
U.S. Federal valuation allowance	2.0%	2.8%	1.0%
Unrecognized tax benefits(2)	1.3%	(31.8)%	3.0%
Other	(0.5)%	3.2%	(1.2)%

Effective tax rate	(0.7)%	(26.5)%	11.6%

(1)	Foreign operations include the net impact of: differences between local statutory rates and the U.S. Federal statutory rate; the impact of changes to foreign valuation allowances; the net cost of foreign unrecognized tax benefits; the cost of repatriating foreign earnings, net of foreign tax credits; changes to our assertion regarding the permanent reinvestment of foreign earnings related to certain foreign entities; permanent items related to foreign operations; as well as changes in the tax status of foreign entities.

(2)	Unrecognized tax benefits include benefits related to the resolution of issues in connection with concluding tax examinations, receiving a favorable ruling from a taxing authority, making protective elections, as well as changes to and clarifications of tax rules and regulations. See “Unrecognized Tax Benefits” in this footnote.

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are:

(In millions)	January 28, 2012	January 29, 2011

Deferred tax assets:
U.S. Federal tax credit and other carryforwards	$110	$93
State tax loss and other carryforwards	69	73
Foreign tax loss and other carryforwards	193	194
Straight line rent	133	133
Inventory	60	47
Insurance loss reserve	34	32
Restructuring charges	22	24
Other	113	116

Gross deferred tax assets before valuation allowance	734	712
Valuation allowance	(101)	(162)

Total deferred tax assets	$633	$550

Deferred tax liabilities:
Fixed assets	$(199)	$(204)
Undistributed earnings of foreign subsidiaries	(110)	(80)
Foreign currency translation	(23)	(21)
Other	(50)	(47)

Total deferred tax liabilities	$(382)	$(352)

Net deferred tax assets	$251	$198

Summary of Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets

The deferred tax assets and liabilities above are reflected in the Consolidated Balance Sheets as follows:

(In millions)	January 28, 2012	January 29, 2011

Current deferred tax assets	$128	$107
Current deferred tax liabilities(1)	(2)	(5)
Non-current deferred tax assets	279	215
Non-current deferred tax liabilities	(154)	(119)

	$251	$198

(1)	The current deferred tax liabilities are included as components of Accrued expenses and other current liabilities in the Consolidated Balance Sheets.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Excluding Interest and Penalties)

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits (excluding interest and penalties) is as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Beginning balance	$57	$158	$132
Additions for tax positions of the current year	6	11	26
Additions for tax positions of prior years	3	13	44
Reductions for tax positions of prior years(1)	(8)	(95)	(25)
Settlements	(11)	(30)	(21)
Currency translation adjustment	(2)	—	6
Lapse of statute of limitations	(3)	—	(4)

Ending balance	$42	$57	$158

(1)	Reductions for tax positions of prior years include amounts related to the resolution of issues in connection with concluding tax examinations, receiving favorable rulings from tax authorities, making protective elections, as well as changes to and clarifications of tax rules and regulations.